Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 30, 2015 sqm sqft
Subsequent Events [Line Items]
Total consideration to purchase rights in land and new building under construction	$ 38
Area of new building space under construction	126,000
Area of additional building rights	387,500
MakerBot [Member]
Subsequent Events [Line Items]
Number of stores	3
Revolving credit facility [Member]
Subsequent Events [Line Items]
Amount borrowed	125
Maturity term	5 years
Amount outstanding	175
Maximum borrowing capacity	$ 250